Payroll and social security liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-current
Social security payable	$ 560	$ 1,454
Non-current payroll and social security liabilities	560	1,454
Current
Salaries payable	12,136	4,077
Social security payable	4,891	4,821
Provision for vacations	14,395	13,314
Provision for bonuses	6,160	10,523
Current payroll and social security liabilities	37,582	32,735
Total payroll and social security liabilities	$ 38,142	$ 34,189